Summary of Net Properties and Equipment (Detail) $ in Thousands		Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($) Vessel
Property, Plant and Equipment [Line Items]
Vessels and related equipment		$ 836,773	$ 850,268
Other properties and equipment		5,481	5,710
Properties and equipment, gross		842,254	855,978
Less accumulated depreciation and amortization		38,529	18,458
Net properties and equipment		$ 803,725	$ 837,520
Number Of Vessels | Vessel	[1]		227
Owned Vessels in Active Service
Property, Plant and Equipment [Line Items]
Net properties and equipment			$ 632,978
Number Of Vessels | Vessel	[1]		138
Stacked Vessels
Property, Plant and Equipment [Line Items]
Net properties and equipment			$ 189,710
Number Of Vessels | Vessel	[1]		89
Marine Equipment and Other Assets Under Construction
Property, Plant and Equipment [Line Items]
Net properties and equipment			$ 9,501
Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Net properties and equipment	[2]		$ 5,331
Predecessor
Property, Plant and Equipment [Line Items]
Vessels and related equipment				$ 3,407,760
Other properties and equipment				69,670
Properties and equipment, gross				3,477,430
Less accumulated depreciation and amortization				612,668
Net properties and equipment				$ 2,864,762
Number Of Vessels | Vessel	[1]			244
Predecessor | Owned Vessels in Active Service
Property, Plant and Equipment [Line Items]
Net properties and equipment				$ 1,990,049
Number Of Vessels | Vessel	[1]			143
Predecessor | Stacked Vessels
Property, Plant and Equipment [Line Items]
Net properties and equipment				$ 793,606
Number Of Vessels | Vessel	[1]			101
Predecessor | Marine Equipment and Other Assets Under Construction
Property, Plant and Equipment [Line Items]
Net properties and equipment				$ 53,611
Predecessor | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Net properties and equipment	[2]			$ 27,496

[1]	Vessel count excludes vessels operated under sale leaseback agreements.
[2]	Other property and equipment at March 31, 2017 includes eight remotely operated vehicles, all of which were sold in December 2017.